Energy Fund Expense Example - Investor Class and Class H [Member] - Energy Fund	Aug. 01, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 141
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	777
Expense Example, with Redemption, 10 Years	1,709
Class H
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	522
Expense Example, with Redemption, 5 Years	903
Expense Example, with Redemption, 10 Years	$ 1,972